Basis of Preperation	9 Months Ended
Sep. 30, 2018
Basis Of Preperation
BASIS OF PREPERATION

NOTE 2:-	BASIS OF PREPERATION

The interim condensed consolidated financial statements for the three-months period and for the nine-months period ended September 30, 2018 have been prepared in accordance with International Financial Reporting Standard IAS 34 Interim financial reporting. The Interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Group's annual consolidated financial statements as at December 31, 2017 which were published on May 15, 2018.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group's annual consolidated financial statements for the year ended December 31, 2017, except for the adoption of new standards effective as of January 1, 2018. The Group has not early adopted any standard or interpretation amendment that has been issued but is not yet effective.